SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2020
Share Capital Abstract
Stock option activity
Expiry Date	Exercise Price		January 1, 2020	Granted	Exercised	Cancelled	September 30, 2020
February 14, 2027	$	US0.006	10,000,000	-	-	-	10,000,000